Warrants (Details Narrative)	12 Months Ended
Oct. 31, 2022 USD ($)
Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 210,278
Warrants One [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 424,645